Acquisition of Argonaut Gold, Inc. (Schedule of Asset Acquisition) (Details) shares in Millions, $ in Millions				12 Months Ended
	Jul. 12, 2024 USD ($) $ / shares $ / oz oz shares	Jul. 12, 2024 USD ($) $ / shares oz $ / shares	Apr. 04, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Jul. 15, 2024 oz	Dec. 31, 2023 USD ($)
Net assets acquired
Deferred tax asset				$ 0.0	$ 0.0	$ 61.2	$ 61.2
Share price (cad per share) | $ / shares					$ 53.00		$ 26.52
Borrowings				200.0	$ 200.0	250.0	$ 250.0		$ 0.0
Repayments of borrowings	$ 308.3			50.0		308.3
Cost
Net assets acquired
Acquisition of Argonaut (Note 6)						21.1
Mineral Property | Cost
Net assets acquired
Acquisition of Argonaut (Note 6)						0.0
Forward contract
Net assets acquired
Ounces subject to contract | oz	329,417	329,417
Ounces subject to contract, settled | oz								179,417
Forward contract | Bottom of range
Net assets acquired
Average realized price per ounce | $ / oz	1,821
Forward contract | Top of range
Net assets acquired
Average realized price per ounce | $ / oz	1,860
Revolving Credit Facility
Net assets acquired
Borrowings	$ 218.0	$ 218.0		200.0	200.0
Revolving Credit Facility | Cost
Net assets acquired
Borrowings				$ 200.0	$ 200.0
Convertible Debentures
Net assets acquired
Borrowings	57.5	57.5
Obligation Prepayment
Net assets acquired
Borrowings	$ 24.2	$ 24.2
Florida Canyon Gold
Net assets acquired
Percentage of voting equity interests acquired	19.90%	19.90%
Argonaut Transaction
Consideration transferred
Fair value of total shares issued as of acquisition date	$ 360.1	$ 360.1
Fair value of interest prior to acquisition date	58.9	58.9
Total consideration transferred, acquisition-date fair value	419.0	419.0
Net assets acquired
Cash and cash equivalents	6.7	6.7
Receivables and other assets	6.2	6.2
Inventories	38.6	38.6
Deferred tax asset	61.2	61.2
Accrued liabilities and other liabilities	88.7	88.7
Debt	(299.7)	(299.7)				(299.7)	(299.7)
Other long term liabilities	(4.6)	(4.6)
Derivative hedge liabilities	(226.0)	(226.0)
Lease liabilities	(47.2)	(47.2)				(47.2)	$ (47.2)
Decommissioning liability	(18.0)	(18.0)
Identifiable assets acquired (liabilities assumed)	$ 419.0	$ 419.0
Share price (cad per share) | $ / shares		$ 0.51
Closing foreign exchange rate | $ / shares	1.3616	1.3616
Right-of-use assets	$ 47.2	$ 47.2
Repayments of borrowings						308.3
Acquisition of Argonaut (Note 6)						683.2
Argonaut Transaction | Cost
Net assets acquired
Acquisition of Argonaut (Note 6)	683.2					990.5
Argonaut Transaction | Mineral Property
Net assets acquired
Acquisition of Argonaut (Note 6)						307.3
Argonaut Transaction | Mineral Property | Cost
Net assets acquired
Acquisition of Argonaut (Note 6)	$ 307.3
Argonaut Transaction | Revolving Credit Facility
Net assets acquired
Repayments of borrowings						$ 299.7
Argonaut Transaction | Argonaut
Consideration transferred
Total consideration transferred, acquisition-date fair value			$ 58.9
Net assets acquired
Proportion of ownership interests held by non-controlling interests	13.80%		13.80%
Argonaut Transaction | Florida Canyon Gold
Net assets acquired
Percentage of voting equity interests acquired	19.99%	19.99%
Argonaut Transaction | Ordinary shares
Net assets acquired
Share price (cad per share) | $ / shares		$ 24.02
Closing foreign exchange rate | $ / shares	1.3616	1.3616
Number of shares issued (in shares) | shares	20.4